Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax
Schedule of components of income (loss) before income taxes

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Income (loss) before income taxes:
PRC	(133,775,542)	(2,917,703)	24,990,443
Outside of PRC	(48,379,927)	(11,189,386)	(5,119,860)

Total	(182,155,469)	(14,107,089)	19,870,583

Schedule of expenses (benefits) for income taxes

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Current Tax
PRC	4,059,702	307,689	(378,008)
Outside of PRC	6,713	1,667	225,009

	4,066,415	309,356	(152,999)

Deferred Tax
PRC	(24,394,667)	(1,643,696)	9,142,661
Outside of PRC	—	—	—

	(24,394,667)	(1,643,696)	9,142,661

Income tax expense (benefits)	(20,328,252)	(1,334,340)	8,989,662

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2018	2019
	$	$
Deferred tax assets:
Accrued salary expenses	7,632,385	8,156,419
Bad debt provision	4,548,846	4,027,130
Net operating loss carry forwards	44,672,205	41,489,149
Advertising expenses	5,750,479	1,077,541
Others	232,837	195,265
Gross deferred tax assets	62,836,752	54,945,504
Valuation allowance	(480,689)	(5,634,684)
Total deferred tax assets	62,356,063	49,310,820

Deferred tax liabilities:
Intangible assets from acquisition and other assets	14,779,770	11,741,607
Total deferred tax liabilities	14,779,770	11,741,607

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Balance as of January 1	(192,536)	(602,135)	(480,689)
Additions	(490,152)	—	(5,220,332)
Write off	103,968	96,091	—
Changes due to exchange rate translation	(23,415)	25,355	66,337
Balance as of December 31	(602,135)	(480,689)	(5,634,684)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2017	2018	2019
PRC income tax rate	25.00%	25.00%	25.00%
Goodwill impairment not deductible for tax purposes	(5.66)%	—	—
Share based compensation expenses not deductible for tax purposes	(0.48)%	(7.19)%	4.53%
Other expenses not deductible for tax purposes	(0.27)%	(2.26)%	(1.13)%
Effect of tax holiday	(5.46)%	1.18%	(9.32)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.59)%	(6.58)%	2.27%
Valuation allowance movement	(0.27)%	—	26.29%
Withholding tax	(1.11)%	(0.69)%	(2.39)%
	11.16%	9.46%	45.25%

Schedule of the aggregate amount and per share effect of the tax holiday

	Year Ended December 31,
	2017	2018	2019
	$	$	$
The aggregate dollar effect	—	166,874	1,852,419
Per share effect—basic	—	0.00	0.01
Per share effect—diluted	—	0.00	0.01